Prospectus Supplement

January 31, 2013

Morgan Stanley Institutional Fund Trust

Supplement dated January 31, 2013 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 31, 2013 of:

Mid Cap Growth Portfolio
(the "Portfolio")

The Board of Trustees of Morgan Stanley Institutional Fund Trust (the "Fund") has approved (i) the imposition of a maximum initial sales charge of 5.25% on purchases of Class P shares of the Portfolio; (ii) a decrease in the minimum initial investment amount for Class P shares of the Portfolio from $1,000,000 to $1,000; (iii) a decrease in the minimum initial investment amount for Class L shares of the Portfolio from $25,000 to $1,000; and (iv) the implementation of criteria for the waiver of the front-end sales charge on Class P shares of the Portfolio. As a result, the following changes to the Prospectus are effective as of February 25, 2013:

All references to Class P shares in the sections of the Prospectus entitled "Purchasing Class I, Class P and Class L Shares" and "Redeeming Shares—Class I, Class P and Class L" are hereby removed.

***

The section of the Prospectus entitled "Purchasing Class I, Class P and Class L Shares" is hereby renamed "Purchasing Class I and Class L Shares."

***

The section of the Prospectus entitled "Purchasing Class H Shares" is hereby renamed "Purchasing Class P and Class H Shares."

***

The section of the Prospectus entitled "Redeeming Shares—Class H Shares" is hereby renamed "Redeeming Shares—Class P and Class H Shares."

***

The first paragraph in section of the Prospectus entitled "Portfolio Summary—Fees and Expenses" is hereby deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund Trust (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund, Inc. held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more. More information about these and other discounts is available from your financial adviser and in the "Purchasing Class P and Class H Shares" section on page 12 of this Prospectus.

***

The following replaces the "Shareholder Fees" table with respect to Class P shares only in the section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"

Class P
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%

***

The following table replaces the "Example" table with respect to Class P shares only in the section of the Prospectus entitled "Portfolio Summary—Example:"

	1 Year	3 Years	5 Years	10 Years
Class P	$618	$815	$1,028	$1,641

***

The following table replaces the "Average Annual Total Returns For Periods Ended December 31, 2012" table with respect to Class P shares only in the section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns For Periods Ended December 31, 2012:"

	Past One Year	Past Five Years	Past Ten Years
Class P (commenced operations on 1/31/97)† Return before Taxes	3.44%	1.39%	11.42%

†  The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 5.25%.

***

The second, third and fourth paragraphs under the section of the Prospectus entitled "Portfolio Summary—Purchase and Sale of Fund Shares" is hereby deleted and replaced with the following:

The minimum initial investment generally is $5,000,000 for Class I shares, $25,000 for Class H and $1,000 for each of Class L and Class P shares of the Portfolio. You may not be subject to the minimum investment requirements under certain circumstances. For more information, please refer to the "Purchasing Class I and Class L Shares—Share Class Arrangements," "—Other Purchase Information" and "Purchasing Class P and Class H Shares" sections beginning on pages 10, 11 and 12, respectively, of this Prospectus.

Class I and Class L shares may be purchased or sold on any day the New York Stock Exchange ("NYSE") is open for business directly through Morgan Stanley Institutional Fund Trust (the "Fund") by mail (c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804) or by telephone (1-800-548-7786) or by contacting your financial intermediary. For more information, please refer to the "Purchasing Class I and Class L Shares" and "Redeeming Shares" sections beginning on pages 10 and 15, respectively, of this Prospectus.

Class P and Class H shares of the Portfolio may be purchased or redeemed by contacting your authorized financial representative. For more information, please refer to the "Purchasing Class P and Class H Shares" and "Redeeming Shares" sections beginning on pages 12 and 15, respectively, of this Prospectus.

***

The section of the Prospectus newly entitled "Purchasing Class I and Class L Shares—Share Class Arrangements" is hereby deleted and replaced with the following:

The minimum initial investment generally is $5,000,000 for Class I shares and $1,000 for Class L shares of the Portfolio.

Class I shares are not subject to either a distribution fee or a shareholder servicing fee. Class L shares are subject to a monthly distribution fee at an annual rate of up to 0.50% of the Portfolio's average daily net assets attributable to Class L shares and a monthly shareholder servicing fee at an annual rate of up to 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

***

The penultimate sentence in the first paragraph under the section of the Prospectus newly entitled "Purchasing Class I and Class L Shares—Other Purchase Information" is hereby deleted and replaced with the following:

If the value of your account falls below the minimum initial investment amount for Class I or Class L shares as a result of share redemptions or you no longer meet one of the waiver criteria set forth above, your account may be subject to involuntary conversion or involuntary redemption.

***

The section of the Prospectus newly entitled "Purchasing Class P and Class H Shares" is hereby deleted and replaced with the following:

Class P and Class H shares of the Portfolio may be purchased by contacting your authorized financial representative who will assist you, step-by-step, with the procedures to invest in Class P shares.

Class P shares are subject to a monthly service fee at an annual rate of up to 0.25% of each Portfolio's average daily net assets attributable to Class P shares. Class H shares are subject to a monthly shareholder services fee at an annual rate of up to 0.25% of the Portfolio's average daily net assets attributable to Class H shares.

Class P and Class H shares are available to investors with a minimum investment of $1,000 and $25,000, respectively. The minimum initial or additional investment may be waived for the following categories: (1) sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs, (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program or (v) certain other investment programs that do not charge an asset-based fee; (2) qualified state tuition plans described in Section 529 of the Code and donor-advised charitable gift funds (subject to all applicable terms and conditions); (3) defined contribution, defined benefit and other employer-sponsored employee benefit plans, whether or not qualified under the Code; (4) certain retirement and deferred compensation programs established by Morgan Stanley Investment Management or its affiliates for their employees or the Fund's Trustees; (5) current or retired directors, officers and employees of Morgan Stanley and any of its subsidiaries, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary; (6) current or retired Directors or Trustees of the Morgan Stanley Funds, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary; (7) certain other registered open-end investment companies, whose shares are distributed by the Distributor; (8) investments made in connection with certain reorganizations as approved by the Adviser; or (9) the reinvestment of dividends in additional Portfolio shares. If the value of your account falls below the minimum initial investment amount for Class P or Class H shares as a result of share redemptions, your account may be subject to involuntary redemption. You will be notified prior to any such redemptions.

Class P and Class H shares are subject to a sales charge equal to a maximum of 5.25% and 4.75%, respectively, each calculated as a percentage of the offering price on a single transaction as shown in the table below. As shown below, the sales charge is reduced for purchases of $25,000 and over with respect to Class P and $50,000 and over with respect to Class H.

Class P	Front End Sales Charge
Amount of Single Transaction	Percentage of Public Offering Price	Approximate Percentage of Net Amount Invested
Less than $25,000	5.25%	5.54%
$25,000 but less than $50,000	4.75%	4.99%
$50,000 but less than $100,000	4.00%	4.17%
$100,000 but less than $250,000	3.00%	3.09%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1 million	2.00%	2.04%
$1 million and over	0.00%	0.00%
Class H	Front End Sales Charge
Amount of Single Transaction	Percentage of Public Offering Price	Approximate Percentage of Net Amount Invested
$25,000 but less than $50,000	4.75%	4.99%
$50,000 but less than $100,000	4.00%	4.17%
$100,000 but less than $250,000	3.00%	3.09%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1 million	2.00%	2.04%
$1 million and over	0.00%	0.00%

You may benefit from a reduced sales charge schedule (i.e., breakpoint discount) for purchases of Class P or Class H shares of a Portfolio by combining, in a single transaction, your purchase with purchases of Class P or Class H shares of the Portfolio by the following related accounts ("Related Accounts"):

•  A single account (including an individual, a joint account, a trust or fiduciary account).

•  A family member account (limited to spouse, and children under the age of 21, but include trust accounts established solely for the benefit of a spouse, or children under the age of 21).

•  An UGMA/UTMA account.

•  Pension, profit sharing or other employee benefit plans of companies and their affiliates.

•  Employer sponsored and individual retirement accounts (including IRAs, Keogh, 401(k), 403(b), 408(k) and 457(b) Plans).

•  Tax-exempt organizations.

•  Groups organized for a purpose other than to buy mutual fund shares.

In addition to investments of $1 million or more, purchases of Class P and Class H shares are not subject to a front-end sales charge if your account qualifies under one of the following categories:

•  Sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs, (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program or (v) certain other investment programs that do not charge an asset-based fee.

•  Qualified state tuition plans described in Section 529 of the Code and donor-advised charitable gift funds (subject to all applicable terms and conditions).

•  Defined contribution, defined benefit and other employer-sponsored employee benefit plans, whether or not qualified under the Code.

•  Certain retirement and deferred compensation programs established by Morgan Stanley Investment Management or its affiliates for their employees or the Fund's Trustees.

•  Current or retired Directors or Trustees of the Morgan Stanley Funds, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary.

•  Current or retired directors, officers and employees of Morgan Stanley and any of its subsidiaries, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary.

•  Certain other registered open-end investment companies, whose shares are distributed by the Distributor.

•  Investments made in connection with certain reorganizations as approved by the Adviser.

•  The reinvestment of dividends in additional Portfolio shares.

Combined Purchase Privilege

You will have the benefit of reduced sales charges by combining purchases of Class P or Class H shares of the Portfolio for any Related Account in a single transaction with purchases of Class P or Class H shares of another portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fund, Inc. for the Related Account or any other Related Account.

Right of Accumulation

You may benefit from a reduced sales charge if the cumulative NAV of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of portfolios of the Fund or of portfolios of Morgan Stanley Institutional Fund, Inc. held in Related Accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H.

Notification

You must notify your authorized financial representative at the time a purchase order is placed, that the purchase qualifies for a reduced sales charge under any of the privileges discussed above. The reduced sales charge will not be granted if: (i) notification is not furnished at the time of the order; or (ii) a review of the records of Morgan Stanley Smith Barney LLC ("Morgan Stanley Smith Barney") or your authorized financial representative or the Fund's transfer agent, Morgan Stanley Services, does not confirm your represented holdings.

In order to obtain a reduced sales charge under any of the privileges discussed above, it may be necessary at the time of purchase for you to inform your authorized financial representative of the existence of other accounts in which there are holdings eligible to be aggregated to meet the sales load breakpoint and/or right of accumulation threshold. In order to verify your eligibility, you may be required to provide account statements and/or confirmations regarding Class P and Class H shares of a portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fund, Inc. held in all Related Accounts described above at your authorized financial representative, as well as shares held by related parties, such as members of the same family or household, in order to determine whether you have met the sales load breakpoint and/or right of accumulation threshold.

Letter of Intent

The above schedule of reduced sales charges for larger purchases also will be available to you if you enter into a written "Letter of Intent." A Letter of Intent provides for the purchase of Class P or Class H shares of a portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fund, Inc. within a 13-month period. The initial purchase under a Letter of Intent must be at least 5% of the stated investment goal. The Letter of Intent does not preclude a Portfolio from discontinuing sales of its shares. To determine the applicable sales charge reduction, you may also include (1) the cost of other Class P or Class H shares which were previously purchased at a price including a front-end sales charge during the 90-day period prior to the Distributor receiving the Letter of Intent and (2) the historical cost of Class P and Class H shares of other portfolios of the Fund or portfolios of Morgan Stanley Institutional Fund, Inc. you currently own or acquired in exchange for shares of other portfolios of the Fund or portfolios of Morgan Stanley Institutional Fund, Inc. purchased during that period at a price including a front-end sales charge. You may combine purchases and exchanges by family members (limited to spouse, and children under the age of 21) during the period referenced above. You should retain any records necessary to substantiate historical costs because the Fund, Morgan Stanley Services and your authorized financial representative may not maintain this information. You can obtain a Letter of Intent by contacting your authorized financial representative. If you do not achieve the stated investment goal within the 13-month period, you are required to pay the difference between the sales charges otherwise applicable and sales charges actually paid, which may be deducted from your investment. Shares acquired through reinvestment of distributions are not aggregated to achieve the stated investment goal.

General

Class P and Class H shares of the Portfolio may, in the Fund's discretion, be purchased with investment securities (in lieu of or, in conjunction with, cash) acceptable to the Fund. The securities would be accepted by the Fund at their market value in return for shares of the Portfolio, taking into account any applicable sales charge.

Class P and Class H shares of the Portfolio may be purchased at the NAV (plus any applicable front-end sales charge) next determined after we receive your purchase order. The NAV of the Portfolio is determined as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for business.

Additional Investments

You may purchase additional Class P and Class H shares for your account at any time by purchasing shares at NAV, plus any applicable sales charge.

Order Processing Fees

Your financial intermediary may charge processing or other fees in connection with the purchase or sale of Class P and Class H shares. Please consult your authorized financial representative for more information regarding any such fee.

***

The section of the Prospectus newly entitled "Redeeming Shares—Class P and Class H Shares" is hereby deleted and replaced with the following:

You may redeem Class P and H shares of the Portfolio by contacting your authorized financial representative. The value of shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. Class P and Class H shares of the Portfolio will be redeemed at the NAV next determined after the request is received in good order.

***

The section of the Prospectus entitled "General Shareholder Information—Share Classes" is hereby deleted and replaced with the following:

This Prospectus offers Class I, Class P, Class H and Class L shares of the Portfolio, each having different distribution arrangements designed to provide you with different purchase options according to your investment needs. Class I shares are generally restricted to investments in minimum amounts that are substantially higher than Class P, Class H and Class L shares.

***

The third paragraph under the section of the Prospectus entitled "General Shareholder Information—Exchange Privilege" is hereby deleted and replaced with the following:

With respect to exchanges of Class I and Class L shares, you can process your exchange by contacting your financial intermediary. With respect to exchanges of Class I and Class L shares, you may also send exchange requests by mail to Morgan Stanley Institutional Fund Trust. c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. Exchange requests can also be made by calling 1-800-548-7786. With respect to Class P and Class H shares, you can process your exchange by contacting your authorized financial representative.

Please retain this supplement for future reference.

  IFTMCGSPT1 1/13

Prospectus Supplement

January 31, 2013

Morgan Stanley Institutional Fund Trust

Supplement dated January 31, 2013 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 31, 2013 of:

Core Fixed Income Portfolio
Core Plus Fixed Income Portfolio
Corporate Bond Portfolio
High Yield Portfolio
Limited Duration Portfolio
(collectively, the "Portfolios")

The Board of Trustees of Morgan Stanley Institutional Fund Trust (the "Fund") has approved (i) the imposition of a maximum initial sales charge of 4.25% on purchases of Class P shares of the Portfolios; (ii) an increase in the maximum initial sales charge on purchases of Class H shares of the Portfolios from 3.50% to 4.00%; (iii) a decrease in the minimum initial investment amount for Class P shares of the Portfolios from $1,000,000 to $1,000; (iv) a decrease in the minimum initial investment amount for Class L shares of the Portfolios from $25,000 to $1,000; and (v) the implementation of criteria for the waiver of the front-end sales charge on Class P shares of the Portfolios. As a result, the following changes to the Prospectus are effective as of February 25, 2013:

All references to Class P shares in the sections of the Prospectus entitled "Purchasing Class I, Class P and Class L Shares" and "Redeeming Shares—Class I, Class P and Class L" are hereby removed.

***

The section of the Prospectus entitled "Purchasing Class I, Class P and Class L Shares" is hereby renamed "Purchasing Class I and Class L Shares."

***

The section of the Prospectus entitled "Purchasing Class H Shares" is hereby renamed "Purchasing Class P and Class H Shares."

***

The section of the Prospectus entitled "Redeeming Shares—Class H Shares" is hereby renamed "Redeeming Shares—Class P and Class H Shares."

***

The first paragraph in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses" is hereby deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund Trust (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund, Inc. held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to the Class H. More information about these and other discounts is available from your financial adviser and in the "Purchasing Class P and Class H Shares" section on page 43 of this Prospectus.

***

The following replaces the "Shareholder Fees" table with respect to Class P and Class H shares only in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"

	Class P	Class H
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.25%	4.00%

***

The following tables replace the "Example" tables with respect to Class P and Class H shares only in each Portfolio's section of the Prospectus entitled "Portfolio Summary—Example:"

Core Fixed Income Portfolio

	1 Year	3 Years	5 Years	10 Years
Class P	$498	$654	$824	$1,316
Class H	$474	$630	$800	$1,293

Core Plus Fixed Income Portfolio

	1 Year	3 Years	5 Years	10 Years
Class P	$511	$694	$892	$1,463
Class H	$486	$669	$868	$1,441

Corporate Bond Portfolio

	1 Year	3 Years	5 Years	10 Years
Class P	$537	$775	$1,031	$1,763
Class H	$552	$781	$1,059	$1,851

High Yield Portfolio

	1 Year	3 Years	5 Years	10 Years
Class P	$523	$730	$954	$1,598
Class H	$498	$706	$930	$1,576

Limited Duration Portfolio

	1 Year	3 Years	5 Years	10 Years
Class P	$512	$697	$897	$1,474
Class H	$487	$672	$873	$1,452

***

With respect to the Core Fixed Income Portfolio, the following table replaces the "Average Annual Total Returns For Periods Ended December 31, 2012" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns For Periods Ended December 31, 2012:"

	Past One Year	Past Five Years	Past Ten Years
Class P (commenced operations on 3/1/99)† Return before Taxes	2.13%	2.45%	3.32%

†  The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 4.25%.

***

With respect to the Core Plus Fixed Income Portfolio, the following table replaces the "Average Annual Total Returns For Periods Ended December 31, 2012" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns For Periods Ended December 31, 2012:"

	Past One Year	Past Five Years	Past Ten Years
Class P (commenced operations on 11/7/96)† Return before Taxes	5.12%	2.12%	3.35%

†  The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 4.25%.

***

With respect to the Corporate Bond Portfolio, the following table replaces the "Average Annual Total Returns For Periods Ended December 31, 2012" table with respect to Class P and Class H shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns For Periods Ended December 31, 2012:"

	Past One Year	Past Five Years	Past Ten Years	Since Inception
Class P (commenced operations on 5/20/02)† Return before Taxes	6.40%	3.00%	3.69%	4.02%
Class H (commenced operations on 1/2/08)†† Return before Taxes	6.46%	—	—	2.50%

†  The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 4.25%.

††  The historical performance of Class H shares has been restated to reflect the current maximum initial sales charge of 4.00%.

***

With respect to the Limited Duration Portfolio, the following table replaces the "Average Annual Total Returns For Periods Ended December 31, 2012" table with respect to Class P shares only in such Portfolio's section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns For Periods Ended December 31, 2012:"

	Past One Year	Past Five Years	Past Ten Years	Since Inception
Class P (commenced operations on 9/28/07)† Return before Taxes	-1.17%	-3.03%	—	-2.83%

†  The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 4.25%.

***

Each Portfolio's section of the Prospectus entitled "Portfolio Summary—Purchase and Sale of Fund Shares" is hereby deleted and replaced with the following:

The minimum initial investment generally is $5,000,000 for Class I shares, $25,000 for Class H and $1,000 for each of Class L and Class P shares of the Portfolio. You may not be subject to the minimum investment requirements under certain circumstances. For more information, please refer to the "Purchasing Class I and Class L Shares—Share Class Arrangements," "—Other Purchase Information" and "Purchasing Class P and Class H Shares" sections beginning on pages 41, 42 and 43, respectively, of this Prospectus.

Class I and Class L shares may be purchased or sold on any day the New York Stock Exchange ("NYSE") is open for business directly through the Fund by mail (c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804) or by telephone (1-800-548-7786) or by contacting your financial intermediary. For more information, please refer to the "Purchasing Class I and Class L Shares" and "Redeeming Shares" sections beginning on pages 41 and 46, respectively, of this Prospectus.

Class P and Class H shares of the Portfolio may be purchased or redeemed by contacting your authorized financial representative. For more information, please refer to the "Purchasing Class P and Class H Shares" and "Redeeming Shares" sections beginning on pages 43 and 46, respectively, of this Prospectus.

***

The section of the Prospectus newly entitled "Purchasing Class I and Class L Shares—Share Class Arrangements" is hereby deleted and replaced with the following:

The minimum initial investment generally is $5,000,000 for Class I shares and $1,000 for Class L shares of the Portfolios.

Class I shares are not subject to either a distribution fee or a shareholder servicing fee. Class L shares are subject to a monthly distribution fee at an annual rate of up to 0.25% of each Portfolio's average daily net assets attributable to Class L shares and a monthly shareholder servicing fee at an annual rate of up to 0.25% of each Portfolio's average daily net assets attributable to Class L shares.

***

The penultimate sentence in the first paragraph under the section of the Prospectus newly entitled "Purchasing Class I and Class L Shares—Other Purchase Information" is hereby deleted and replaced with the following:

If the value of your account falls below the minimum initial investment amount for Class I or Class L shares as a result of share redemptions or you no longer meet one of the waiver criteria set forth above, your account may be subject to involuntary conversion or involuntary redemption.

***

The section of the Prospectus newly entitled "Purchasing Class P and Class H Shares" is hereby deleted and replaced with the following:

Class P and Class H shares of the Portfolios may be purchased by contacting your authorized financial representative who will assist you, step-by-step, with the procedures to invest in Class P and Class H shares.

Class P shares are subject to a monthly service fee at an annual rate of up to 0.25% of a Portfolio's average daily net assets attributable to Class P shares. Class H shares are subject to a monthly shareholder services fee at an annual rate of up to 0.25% of a Portfolio's average daily net assets attributable to Class H shares.

Class P and Class H shares are available to investors with a minimum investment of $1,000 and $25,000, respectively. The minimum initial or additional investment may be waived for the following categories: (1) sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs, (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program or (v) certain other investment programs that do not charge an asset-based fee; (2) qualified state tuition plans described in Section 529 of the Code and donor-advised charitable gift funds (subject to all applicable terms and conditions); (3) defined contribution, defined benefit and other employer-sponsored employee benefit plans, whether or not qualified under the Code; (4) certain retirement and deferred compensation programs established by Morgan Stanley Investment Management or its affiliates for their employees or the Fund's Trustees; (5) current or retired directors, officers and employees of Morgan Stanley and any of its subsidiaries such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary; (6) current or retired Directors or Trustees of the Morgan Stanley Funds, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary; (7) certain other registered open-end investment companies, whose shares are distributed by the Distributor; (8) investments made in connection with certain reorganizations as approved by the Adviser; or (9) the reinvestment of dividends in additional Portfolio shares. If the value of your account falls below the minimum initial investment amount for Class P or Class H shares as a result of share redemptions, your account may be subject to involuntary redemption. You will be notified prior to any such redemptions.

Class P and Class H shares are subject to a sales charge equal to a maximum of 4.25% and 4.00%, respectively, each calculated as a percentage of the offering price on a single transaction as shown in the tables below. As shown below, the sales charge is reduced for purchases of $25,000 and over with respect to Class P and $50,000 and over with respect to Class H.

Class P	Front End Sales Charge
Amount of Single Transaction	Percentage of Public Offering Price	Approximate Percentage of Net Amount Invested
Less than $25,000	4.25%	4.44%
$25,000 but less than $50,000	4.00%	4.17%
$50,000 but less than $100,000	3.50%	3.63%
$100,000 but less than $250,000	2.75%	2.83%
$250,000 but less than $500,000	2.25%	2.30%
$500,000 but less than $1 million	1.75%	1.78%
$1 million and over	0.00%	0.00%

Class H	Front End Sales Charge
Amount of Single Transaction	Percentage of Public Offering Price	Approximate Percentage of Net Amount Invested
$25,000 but less than $50,000	4.00%	4.17%
$50,000 but less than $100,000	3.50%	3.63%
$100,000 but less than $250,000	2.75%	2.83%
$250,000 but less than $500,000	2.25%	2.30%
$500,000 but less than $1 million	1.75%	1.78%
$1 million and over	0.00%	0.00%

You may benefit from a reduced sales charge schedule (i.e., breakpoint discount) for purchases of Class P or Class H shares of a Portfolio, as applicable, by combining, in a single transaction, your purchase with purchases of Class P or Class H shares of the Portfolio by the following related accounts ("Related Accounts"):

•  A single account (including an individual, a joint account, a trust or fiduciary account).

•  A family member account (limited to spouse, and children under the age of 21, but include trust accounts established solely for the benefit of a spouse, or children under the age of 21).

•  An UGMA/UTMA account.

•  Pension, profit sharing or other employee benefit plans of companies and their affiliates.

•  Employer sponsored and individual retirement accounts (including IRAs, Keogh, 401(k), 403(b), 408(k) and 457(b) Plans).

•  Tax-exempt organizations.

•  Groups organized for a purpose other than to buy mutual fund shares.

In addition to investments of $1 million or more, purchases of Class P and Class H shares are not subject to a front-end sales charge if your account qualifies under one of the following categories:

•  Sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs, (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program or (v) certain other investment programs that do not charge an asset-based fee.

•  Qualified state tuition plans described in Section 529 of the Code and donor-advised charitable gift funds (subject to all applicable terms and conditions).

•  Defined contribution, defined benefit and other employer-sponsored employee benefit plans, whether or not qualified under the Code.

•  Certain retirement and deferred compensation programs established by Morgan Stanley Investment Management or its affiliates for their employees or the Fund's Trustees.

•  Current or retired Directors or Trustees of the Morgan Stanley Funds, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary.

•  Current or retired directors, officers and employees of Morgan Stanley and any of its subsidiaries, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary.

•  Certain other registered open-end investment companies, whose shares are distributed by the Distributor.

•  Investments made in connection with certain reorganizations as approved by the Adviser.

•  The reinvestment of dividends in additional Portfolio shares.

Combined Purchase Privilege

You will have the benefit of reduced sales charges by combining purchases of Class P or Class H shares of a Portfolio for any Related Account in a single transaction with purchases of Class P or Class H shares of another portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fund, Inc. for the Related Account or any other Related Account.

Right of Accumulation

You may benefit from a reduced sales charge if the cumulative NAV of Class P or Class H shares of any of the Portfolios purchased in a single transaction, together with the NAV of all Class P or Class H shares of portfolios of the Fund or of portfolios of Morgan Stanley Institutional Fund, Inc. held in Related Accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H.

Notification

You must notify your authorized financial representative at the time a purchase order is placed, that the purchase qualifies for a reduced sales charge under any of the privileges discussed above. The reduced sales charge will not be granted if: (i) notification is not furnished at the time of the order; or (ii) a review of the records of Morgan Stanley Smith Barney LLC ("Morgan Stanley Smith Barney") or your authorized financial representative or the Fund's transfer agent, Morgan Stanley Services, does not confirm your represented holdings.

In order to obtain a reduced sales charge under any of the privileges discussed above, it may be necessary at the time of purchase for you to inform your authorized financial representative of the existence of other accounts in which there are holdings eligible to be aggregated to meet the sales load breakpoint and/or right of accumulation threshold. In order to verify your eligibility, you may be required to provide account statements and/or confirmations regarding Class P and Class H shares of a portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fund, Inc. held in all Related Accounts described above at your authorized financial representative, as well as shares held by related parties, such as members of the same family or household, in order to determine whether you have met the sales load breakpoint and/or right of accumulation threshold.

Letter of Intent

The above schedule of reduced sales charges for larger purchases also will be available to you if you enter into a written "Letter of Intent." A Letter of Intent provides for the purchase of Class P or Class H shares of a portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fund, Inc. within a 13-month period. The initial purchase under a Letter of Intent must be at least 5% of the stated investment goal. The Letter of Intent does not preclude a Portfolio from discontinuing sales of its shares. To determine the applicable sales charge reduction, you may also include (1) the cost of other Class P or Class H shares which were previously purchased at a price including a front-end sales charge during the 90-day period prior to the Distributor receiving the Letter of Intent and (2) the historical cost of Class P and Class H shares of other portfolios of the Fund or portfolios of Morgan Stanley Institutional Fund, Inc. you currently own or acquired in exchange for shares of other portfolios of the Fund or portfolios of Morgan Stanley Institutional Fund, Inc. purchased during that period at a price including a front-end sales charge. You may combine purchases and exchanges by family members (limited to spouse, and children under the age of 21) during the period referenced above. You should retain any records necessary to substantiate historical costs because the Fund, Morgan Stanley Services and your authorized financial representative may not maintain this information. You can obtain a Letter of Intent by contacting your authorized financial representative. If you do not achieve the stated investment goal within the 13-month period, you are required to pay the difference between the sales charges otherwise applicable and sales charges actually paid, which may be deducted from your investment. Shares acquired through reinvestment of distributions are not aggregated to achieve the stated investment goal.

General

Class P and Class H shares of a Portfolio may, in the Fund's discretion, be purchased with investment securities (in lieu of or, in conjunction with, cash) acceptable to the Fund. The securities would be accepted by the Fund at their market value in return for shares of the applicable Portfolio, taking into account any applicable sales charge.

Class P and Class H shares of a Portfolio may be purchased at the NAV (plus any applicable front-end sales charge) next determined after we receive your purchase order. The NAV of each Portfolio is determined as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for business.

Additional Investments

You may purchase additional Class P and Class H shares for your account at any time by purchasing shares at NAV, plus any applicable sales charge.

Order Processing Fees

Your financial intermediary may charge processing or other fees in connection with the purchase or sale of Class P and Class H shares. Please consult your authorized financial representative for more information regarding any such fee.

***

The section of the Prospectus newly entitled "Redeeming Shares—Class P and Class H Shares" is hereby deleted and replaced with the following:

You may redeem Class P and Class H shares of a Portfolio by contacting your authorized financial representative. The value of Class P and Class H shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. Class P and Class H shares of a Portfolio will be redeemed at the NAV next determined after we receive your redemption request in good order.

***

The section of the Prospectus entitled "General Shareholder Information—Share Classes" is hereby deleted and replaced with the following:

This Prospectus offers Class I, Class P, Class H and Class L shares of each Portfolio, each having different distribution arrangements designed to provide you with different purchase options according to your investment needs. Class I shares are generally restricted to investments in minimum amounts that are substantially higher than Class P, Class H and Class L shares.

***

The third paragraph under the section of the Prospectus entitled "General Shareholder Information—Exchange Privilege" is hereby deleted and replaced with the following:

With respect to exchanges of Class I and Class L shares, you can process your exchange by contacting your financial intermediary. With respect to exchanges of Class I and Class L shares, you may also send exchange requests by mail to Morgan Stanley Institutional Fund Trust, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. Exchange requests for these three share classes can also be made by calling 1-800-548-7786. With respect to Class P and Class H shares, you can process your exchange by contacting your authorized financial representative.

Please retain this supplement for future reference.

  IFTFISPT4 1/13

Prospectus Supplement

January 31, 2013

Morgan Stanley Institutional Fund Trust

Supplement dated January 31, 2013 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 31, 2013 of:

Global Strategist Portfolio
(the "Portfolio")

The Board of Trustees of Morgan Stanley Institutional Fund Trust (the "Fund") has approved (i) the imposition of a maximum initial sales charge of 5.25% on purchases of Class P shares of the Portfolio; (ii) a decrease in the minimum initial investment amount for Class P shares of the Portfolio from $1,000,000 to $1,000; (iii) a decrease in the minimum initial investment amount for Class L shares of the Portfolio from $25,000 to $1,000; and (iv) the implementation of criteria for the waiver of the front-end sales charge on Class P shares of the Portfolio. As a result, the following changes to the Prospectus are effective as of February 25, 2013:

All references to Class P shares in the sections of the Prospectus entitled "Purchasing Class I, Class P and Class L Shares" and "Redeeming Shares—Class I, Class P and Class L" are hereby removed.

***

The section of the Prospectus entitled "Purchasing Class I, Class P and Class L Shares" is hereby renamed "Purchasing Class I and Class L Shares."

***

The section of the Prospectus entitled "Purchasing Class H Shares" is hereby renamed "Purchasing Class P and Class H Shares."

***

The section of the Prospectus entitled "Redeeming Shares—Class H Shares" is hereby renamed "Redeeming Shares—Class P and Class H Shares."

***

The first paragraph in the section of the Prospectus entitled "Portfolio Summary—Fees and Expenses" is hereby deleted and replaced with the following:

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. For shareholders of Class P and Class H shares, you may qualify for sales charge discounts if the cumulative net asset value ("NAV") of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of a portfolio of Morgan Stanley Institutional Fund Trust (the "Fund") or of a portfolio of Morgan Stanley Institutional Fund, Inc. held in related accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to the Class H. More information about these and other discounts is available from your financial adviser and in the "Purchasing Class P and Class H Shares" section on page 14 of this Prospectus.

***

The following table replaces the "Shareholder Fees" table with respect to Class P shares only in the section of the Prospectus entitled "Portfolio Summary—Fees and Expenses:"

Class P
Maximum sales charge (load) imposed on purchases as a percentage of offering price)	5.25%

***

The following table replaces the "Example" table with respect to Class P shares only in the section of the Prospectus entitled "Portfolio Summary—Example:"

	1 Year	3 Years	5 Years	10 Years
Class P	$621	$824	$1,043	$1,674

***

The following table replaces the "Average Annual Total Returns For Periods Ended December 31, 2012" table with respect to Class P shares only in the section of the Prospectus entitled "Portfolio Summary—Performance Information—Average Annual Total Returns For Periods Ended December 31, 2012:"

	Past One Year	Past Five Years	Past Ten Years
Class P (commenced operations on 11/1/96)† Return before Taxes	9.54%	1.96%	6.86%

†  The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 5.25%.

***

The section of the Prospectus entitled "Portfolio Summary—Purchase and Sale of Fund Shares" is hereby deleted and replaced with the following:

The minimum initial investment generally is $5,000,000 for Class I shares, $25,000 for Class H and $1,000 for each of Class L and Class P shares of the Portfolio. You may not be subject to the minimum investment requirements under certain circumstances. For more information, please refer to the "Purchasing Class I and Class L Shares—Share Class Arrangements," "—Other Purchase Information" and "Purchasing Class P and Class H Shares" sections beginning on pages 13, 14 and 14, respectively, of this Prospectus.

Class I and Class L shares may be purchased or sold on any day the New York Stock Exchange ("NYSE") is open for business directly through the Fund by mail (c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804) or by telephone (1-800-548-7786) or by contacting your financial intermediary. For more information, please refer to the "Purchasing Class I and Class L Shares" and "Redeeming Shares" sections beginning on pages 13 and 17, respectively, of this Prospectus.

Class P and Class H shares of the Portfolio may be purchased or redeemed by contacting your authorized financial representative. For more information, please refer to the "Purchasing Class H Shares" and "Redeeming Shares" sections beginning on pages 14 and 17, respectively, of this Prospectus.

***

The section of the Prospectus newly entitled "Purchasing Class I and Class L Shares—Share Class Arrangements is hereby deleted and replaced with the following:

The minimum initial investment generally is $5,000,000 for Class I shares and $1,000 for Class L shares of the Portfolio.

Class I shares are not subject to either a distribution fee or a shareholder servicing fee. Class L shares are subject to a monthly distribution fee at an annual rate of up to 0.50% of the Portfolio's average daily net assets attributable to Class L shares and a monthly shareholder servicing fee at an annual rate of up to 0.25% of the Portfolio's average daily net assets attributable to Class L shares.

***

The penultimate sentence in the first paragraph under the section of the Prospectus newly entitled "Purchasing Class I and Class L Shares—Other Purchase Information" is hereby deleted and replaced with the following:

If the value of your account falls below the minimum initial investment amount for Class I or Class L shares as a result of share redemptions or you no longer meet one of the waiver criteria set forth above, your account may be subject to involuntary conversion or involuntary redemption.

***

The section of the Prospectus newly entitled "Purchasing Class P and Class H Shares" is hereby deleted and replaced with the following:

Class P and Class H shares of the Portfolio may be purchased by contacting your authorized financial representative who will assist you, step-by-step, with the procedures to invest in Class P and Class H shares.

Class P shares are subject to a monthly service fee at an annual rate of up to 0.25% of the Portfolio's average daily net assets attributable to Class P shares. Class H shares are subject to a monthly shareholder services fee at an annual rate of up to 0.25% of the Portfolio's average daily net assets attributable to Class H shares.

Class P and Class H shares are available to investors with a minimum investment of $1,000 and $25,000, respectively. The minimum initial or additional investment may be waived for the following categories: (1) sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs, (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program or (v) certain other investment programs that do not charge an asset-based fee; (2) qualified state tuition plans described in Section 529 of the Code and donor-advised charitable gift funds (subject to all applicable terms and conditions); (3) defined contribution, defined benefit and other employer-sponsored employee benefit plans, whether or not qualified under the Code; (4) certain retirement and deferred compensation programs established by Morgan Stanley Investment Management or its affiliates for their employees or the Fund's Trustees; (5) current or retired directors, officers and employees of Morgan Stanley and any of its subsidiaries, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary; (6) current or retired Directors or Trustees of the Morgan Stanley Funds, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary; (7) certain other registered open-end investment companies, whose shares are distributed by the Distributor; (8) investments made in connection with certain reorganizations as approved by the Adviser; or (9) the reinvestment of dividends in additional Portfolio shares. If the value of your account falls below the minimum initial investment amount for Class P or Class H shares as a result of share redemptions, your account may be subject to involuntary redemption. You will be notified prior to any such redemptions.

Class P and Class H shares are subject to a sales charge equal to a maximum of 5.25% and 4.75%, respectively, each calculated as a percentage of the offering price on a single transaction as shown in the tables below. As shown below, the sales charge is reduced for purchases of $25,000 and over with respect to Class P and $50,000 and over with respect to Class H.

Class P	Front End Sales Charge
Amount of Single Transaction	Percentage of Public Offering Price	Approximate Percentage of Net Amount Invested
Less than $25,000	5.25%	5.54%
$25,000 but less than $50,000	4.75%	4.99%
$50,000 but less than $100,000	4.00%	4.17%
$100,000 but less than $250,000	3.00%	3.09%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1 million	2.00%	2.04%
$1 million and over	0.00%	0.00%
Class H	Front End Sales Charge
Amount of Single Transaction	Percentage of Public Offering Price	Approximate Percentage of Net Amount Invested
$25,000 but less than $50,000	4.75%	4.99%
$50,000 but less than $100,000	4.00%	4.17%
$100,000 but less than $250,000	3.00%	3.09%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1 million	2.00%	2.04%
$1 million and over	0.00%	0.00%

You may benefit from a reduced sales charge schedule (i.e., breakpoint discount) for purchases of Class P or Class H shares of the Portfolio by combining, in a single transaction, your purchase with purchases of Class P or Class H shares of the Portfolio by the following related accounts ("Related Accounts"):

•  A single account (including an individual, a joint account, a trust or fiduciary account).

•  A family member account (limited to spouse, and children under the age of 21, but include trust accounts established solely for the benefit of a spouse, or children under the age of 21).

•  An UGMA/UTMA account.

•  Pension, profit sharing or other employee benefit plans of companies and their affiliates.

•  Employer sponsored and individual retirement accounts (including IRAs, Keogh, 401(k), 403(b), 408(k) and 457(b) Plans).

•  Groups organized for a purpose other than to buy mutual fund shares.

In addition to investments of $1 million or more, purchases of Class P and Class H shares are not subject to a front-end sales charge if your account qualifies under one of the following categories:

•  Sales through banks, broker-dealers and other financial institutions (including registered investment advisers and financial planners) purchasing shares on behalf of their clients in (i) discretionary and non-discretionary advisory programs, (ii) fund supermarkets, (iii) asset allocation programs, (iv) other programs in which the client pays an asset-based fee for advice or for executing transactions in Portfolio shares or for otherwise participating in the program or (v) certain other investment programs that do not charge an asset-based fee.

•  Qualified state tuition plans described in Section 529 of the Code and donor-advised charitable gift funds (subject to all applicable terms and conditions).

•  Defined contribution, defined benefit and other employer-sponsored employee benefit plans, whether or not qualified under the Code.

•  Certain retirement and deferred compensation programs established by Morgan Stanley Investment Management or its affiliates for their employees or the Fund's Trustees.

•  Current or retired Directors or Trustees of the Morgan Stanley Funds, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary.

•  Current or retired directors, officers and employees of Morgan Stanley and any of its subsidiaries, such persons' spouses, and children under the age of 21, and trust accounts for which any of such persons is a beneficiary.

•  Certain other registered open-end investment companies, whose shares are distributed by the Distributor.

•  Investments made in connection with certain reorganizations as approved by the Adviser.

•  The reinvestment of dividends in additional Portfolio shares.

Combined Purchase Privilege

You will have the benefit of reduced sales charges by combining purchases of Class P or Class H shares of the Portfolio for any Related Account in a single transaction with purchases of Class P or Class H shares of another portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fund, Inc. for the Related Account or any other Related Account.

Right of Accumulation

You may benefit from a reduced sales charge if the cumulative NAV of Class P or Class H shares of the Portfolio purchased in a single transaction, together with the NAV of all Class P or Class H shares of portfolios of the Fund or of portfolios of Morgan Stanley Institutional Fund, Inc. held in Related Accounts, amounts to $25,000 or more with respect to Class P and $50,000 or more with respect to Class H.

Notification

You must notify your authorized financial representative at the time a purchase order is placed, that the purchase qualifies for a reduced sales charge under any of the privileges discussed above. The reduced sales charge will not be granted if: (i) notification is not furnished at the time of the order; or (ii) a review of the records of Morgan Stanley Smith Barney LLC ("Morgan Stanley Smith Barney") or your authorized financial representative or the Fund's transfer agent, Morgan Stanley Services, does not confirm your represented holdings.

In order to obtain a reduced sales charge under any of the privileges discussed above, it may be necessary at the time of purchase for you to inform your authorized financial representative of the existence of other accounts in which there are holdings eligible to be aggregated to meet the sales load breakpoint and/or right of accumulation threshold. In order to verify your eligibility, you may be required to provide account statements and/or confirmations regarding Class P and Class H shares of a portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fund, Inc. held in all Related Accounts described above at your authorized financial representative, as well as shares held by related parties, such as members of the same family or household, in order to determine whether you have met the sales load breakpoint and/or right of accumulation threshold.

Letter of Intent

The above schedule of reduced sales charges for larger purchases also will be available to you if you enter into a written "Letter of Intent." A Letter of Intent provides for the purchase of Class P or Class H shares of a portfolio of the Fund or of a portfolio of Morgan Stanley Institutional Fund, Inc. within a 13-month period. The initial purchase under a Letter of Intent must be at least 5% of the stated investment goal. The Letter of Intent does not preclude the Portfolio from discontinuing sales of its shares. To determine the applicable sales charge reduction, you may also include (1) the cost of other Class P or Class H shares which were previously purchased at a price including a front-end sales charge during the 90-day period prior to the Distributor receiving the Letter of Intent and (2) the historical cost of Class P and Class H shares of other portfolios of the Fund or portfolios of Morgan Stanley Institutional Fund, Inc. you currently own or acquired in exchange for shares of other portfolios of the Fund or portfolios of Morgan Stanley Institutional Fund, Inc. purchased during that period at a price including a front-end sales charge. You may combine purchases and exchanges by family members (limited to spouse, and children under the age of 21) during the period referenced above. You should retain any records necessary to substantiate historical costs because the Fund, Morgan Stanley Services and your authorized financial representative may not maintain this information. You can obtain a Letter of Intent by contacting your authorized financial representative. If you do not achieve the stated investment goal within the 13-month period, you are required to pay the difference between the sales charges otherwise applicable and sales charges actually paid, which may be deducted from your investment. Shares acquired through reinvestment of distributions are not aggregated to achieve the stated investment goal.

General

Class P and Class H shares of the Portfolio may, in the Fund's discretion, be purchased with investment securities (in lieu of or, in conjunction with, cash) acceptable to the Fund. The securities would be accepted by the Fund at their market value in return for shares of the Portfolio, taking into account any applicable sales charge.

Class P and Class H shares of the Portfolio may be purchased at the NAV (plus any applicable front-end sales charge) next determined after we receive your purchase order. The NAV of the Portfolio is determined as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for business.

Additional Investments

You may purchase additional Class P and Class H shares for your account at any time by purchasing shares at NAV, plus any applicable sales charge.

Order Processing Fees

Your financial intermediary may charge processing or other fees in connection with the purchase or sale of Class P and Class H shares. Please consult your authorized financial representative for more information regarding any such fee.

***

The section of the Prospectus newly entitled "Redeeming Shares—Class P and Class H Shares" is hereby deleted and replaced with the following:

You may redeem Class P and Class H shares of the Portfolio by contacting your authorized financial representative. The value of Class P and Class H shares redeemed may be more or less than the purchase price, depending on the NAV at the time of redemption. Class P and Class H shares of the Portfolio will be redeemed at the NAV next determined after we receive your redemption request in good order.

***

The section of the Prospectus entitled "General Shareholder Information—Share Classes" is hereby deleted and replaced with the following:

This Prospectus offers Class I, Class P, Class H and Class L shares of the Portfolio, each having different distribution arrangements designed to provide you with different purchase options according to your investment needs. Class I shares are generally restricted to investments in minimum amounts that are substantially higher than Class P, Class H and Class L shares.

***

The third paragraph under the section of the Prospectus entitled "General Shareholder Information—Exchange Privilege" is hereby deleted and replaced with the following:

With respect to exchanges of Class I and Class L shares, you can process your exchange by contacting your financial intermediary. With respect to exchanges of Class I and Class L shares, you may also send exchange requests by mail to Morgan Stanley Institutional Fund Trust, c/o Morgan Stanley Services Company Inc., P.O. Box 219804, Kansas City, MO 64121-9804. Exchange requests for these three share classes can also be made by calling 1-800-548-7786. With respect to Class P and Class H shares, you can process your exchange by contacting your authorized financial representative.

Please retain this supplement for future reference.

  IFTGLBSTRATSPT2 1/13

Statement of Additional Information Supplement

January 31, 2013

Morgan Stanley Institutional Fund Trust

Supplement dated January 31, 2013 to the Morgan Stanley Institutional Fund Trust Statement of Additional Information dated January 31, 2013 of:

Core Fixed Income Portfolio
Core Plus Fixed Income Portfolio
Corporate Bond Portfolio
Global Strategist Portfolio
High Yield Portfolio
Limited Duration Portfolio
Mid Cap Growth Portfolio
(collectively, the "Portfolios")

The Board of Trustees of Morgan Stanley Institutional Fund Trust (the "Fund") has approved (i) the imposition of a maximum initial sales charge of 4.25% (5.25% with respect to the Global Strategist and Mid Cap Growth Portfolios) on purchases of Class P shares of the Portfolios; (ii) an increase in the maximum initial sales charge on purchases of Class H shares of the Core Fixed Income, Core Plus Fixed Income, Corporate Bond, High Yield and Limited Duration Portfolios from 3.50% to 4.00%; (iii) a decrease in the minimum initial investment amount for Class P shares of the Portfolios from $1,000,000 to $1,000; and (iv) a decrease in the minimum initial investment amount for Class L shares of the Portfolios from $25,000 to $1,000. As a result, the following changes to the Statement of Additional Information ("SAI") are effective as of February 25, 2013:

The third paragraph under the section of the SAI entitled "Purchase of Shares" is hereby deleted and replaced with the following:

Class P and Class H shares are subject to a sales charge equal to a maximum of 4.25% (5.25% with respect to the Global Strategist and Mid Cap Growth Portfolios) and 4.00% (4.75% with respect to the Global Strategist and Mid Cap Growth Portfolios), respectively, calculated as a percentage of the offering price. Upon notice to selected broker-dealers, the Distributor may reallow up to the full applicable front-end sales charge during periods specified in such notice.

***

The following replaces the table included under the section of the SAI entitled "Performance Information" showing the average annual compounded rates of return, inclusive of a maximum sales charge on Class H shares of the Corporate Bond Portfolio:

The average annual compounded rates of return, inclusive of a maximum sales charge of 4.00%, for the Class H shares of the Corporate Bond Portfolio for the 1-, 5- and 10-year periods ended September 30, 2012 and for the period from inception through September 30, 2012 are as follows:

Portfolio†	1 Year Return 09/30/12	5 Years ended 09/30/12	10 Years ended 09/30/12	Inception to 09/30/12	Date of inception of Class
Corporate Bond‡	6.11%	N/A	N/A	2.27%	01/02/2008

†  Performance information for the Class H shares of the Core Fixed Income, Core Plus Fixed Income, Global Strategist, High Yield, Limited Duration and Mid Cap Growth Portfolios will be provided once the Class H shares have completed a full calendar year of operations.

‡  The historical performance of Class H shares has been restated to reflect the current maximum initial sales charge of 4.00%.

The average annual compounded rates of return, inclusive of a maximum sales charge of 4.25% (5.25% with respect to the Global Strategist and Mid Cap Growth Portfolios), for the Class P shares of the Portfolios for the 1-, 5- and 10-year periods ended September 30, 2012 and for the period from inception through September 30, 2012 are as follows:

Portfolio†	1 Year Return 09/30/12	5 Years ended 09/30/12	10 Years ended 09/30/12	Inception to 09/30/12	Date of inception of Class
Core Fixed Income‡	2.98%	2.71%	3.40%	4.41%	03/01/1999
Core Plus Fixed Income‡	5.63%	2.23%	3.46%	4.70%	11/07/1996
Corporate Bond‡	5.94%	3.04%	3.65%	3.95%	05/20/2002
Global Strategist‡	16.86%	1.95%	7.44%	6.07%	11/01/1996
Limited Duration‡	-1.14%	-3.02%	N/A	-3.01%	09/28/2007
Mid Cap Growth‡	4.83%	0.88%	11.61%	8.99%	01/31/1997

†  The High Yield Portfolio commenced operations on February 7, 2012. Performance information for the High Yield Portfolio will be provided once the Portfolio has completed a full calendar year of operations.

‡  The historical performance of Class P shares has been restated to reflect the current maximum initial sales charge of 4.25% (5.25% with respect to the Global Strategist and Mid Cap Growth Portfolios).

The following replaces the information included under the section of the SAI entitled "Performance Information" showing the 30-day yield figures for the Class P and Class H shares only of the Fund's Fixed Income and Asset Allocation Portfolios:

Class P Portfolios†	Period Ending 09/30/12
Core Fixed Income‡	2.59%
Core Plus Fixed Income‡	3.38%
Corporate Bond‡	1.88%
Global Strategist‡	-0.42%
Limited Duration‡	0.10%
Class H Portfolio†	Period Ending 09/30/12
Corporate Bond^	1.77%

†  The High Yield Portfolio commenced operations on February 7, 2012. The 30-day yield figures for the Class I, P, H and L shares of the High Yield Portfolio will be provided once the Portfolio has completed a full calendar year of operations. The 30-day yield figures for the Class H and Class L shares of the Core Fixed Income, Core Plus Fixed Income, Global Strategist and Limited Duration Portfolios will be provided once the Class H and Class L shares have completed a full calendar year of operations.

‡  The 30-day yield figures have been restated to reflect the current maximum sales charge on Class P shares of 4.25% (5.25% with respect to the Global Strategist Portfolio).

^  The 30-day yield figure has been restated to reflect the current maximum sales charge on Class H shares of 4.00%.

Please retain this supplement for future reference.